Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEET
S
(In thousands of RMB and USD, except for share, and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	3,103	—	—
Amounts due from subsidiaries and VIEs	1,099,759	1,061,832	162,733
Prepaid expenses and other current assets	11,448	47,200	7,234
Loan receivable s	191,230	207,225	31,759

Total current assets	1,305,540	1,316,257	201,726

TOTAL ASSETS	1,305,540	1,316,257	201,726

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	7,258	6,804	1,044
Promissory note, current portion	87,023	163,125	25,000
Loan payable to a third party	—	65,250	10,000

Total current liabilities	94,281	235,179	36,044
Non-current liabilities
Promissory note, non-current portion	87,022	—	—
Derivative liabilities	172,235	—	—
Investments deficit in subsidiaries and VIEs	690,822	656,346	100,590

TOTAL LIABILITIES	1,044,360	891,525	136,634

SHAREHOLDERS’ EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,653,468 shares issued and 174,025,810 and 174,453,992 shares outstanding as of December 31, 2019 and 2020, respectively)	62	62	9
Additional paid-in capital	2,175,652	2,396,406	367,265
Statutory reserve	7,979	11,444	1,754
Accumulated other comprehensive income	68,707	43,711	6,699
Accumulated deficit	(1,991,220)	(2,026,891)	(310,635)

TOTAL SHAREHOLDERS’ EQUITY	261,180	424,732	65,092

TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	1,305,540	1,316,257	201,726

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In thousands of RMB and USD, except for share, and per share data)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 3)
General and administrative expenses	(8,728)	(12,102)	(191)	(28)

Total operating expenses	(8,728)	(12,102)	(191)	(28)

Interest expense	(13,218)	(15,250)	(17,244)	(2,643)
Interest income	2,104	10,985	37,092	5,685
Foreign exchange ( loss ) gai n	(10,358)	(3,753)	18,885	2,894
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	(124,648)	(104,589)	(20,917)	(3,206)
Equity in loss of subsidiaries and VIEs	(678,563)	(393,824)	(49,831)	(7,637)

Loss before income taxes	(833,411)	(518,533)	(32,206)	(4,935)

Income tax expenses	—	—	—	—

Net loss	(833,411)	(518,533)	(32,206)	(4,935)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands of RMB and USD, except for share, and per share data)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(833,411)	(518,533)	(32,206)	(4,935)
Other comprehensive loss, net of tax of nil :
Change in cumulative foreign currency translation adjustments	52,496	493	(24,996)	(3,831)

Total comprehensive loss	(780,915)	(518,040)	(57,202)	(8,766)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In thousands of RMB and USD)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 3)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(833,411)	(518,533)	(32,206)	(4,935)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries and VIEs	678,563	393,824	49,831	7,637
Foreign exchange loss (gain )	10,358	3,753	(18,885)	(2,894)
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	124,648	104,589	20,917	3,206
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	(10,449)	(37,145)	(5,693)
Accrued expenses and other current liabilities	(5,230)	1,409	—	—

Net cash used in operating activities	(25,072)	(25,407)	(17,488)	(2,679)

CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries and VIEs	(396,495)	(221,418)	(23,775)	(3,644)
Loan to a third party	—	(191,230)	(27,993)	(4,290)

Net cash used in investing activities	(396,495)	(412,648)	(51,768)	(7,934)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	811,001	—	—	—
Loan from a third party	—	—	65,250	10,000

Net cash generated from financing activities	811,001	—	65,250	10,000

Effect of exchange rate changes	43,773	3,545	903	137

Net increase (decrease) in cash and cash equivalents, and restricted cash	433,207	(434,510)	(3,103)	(476)

Cash and cash equivalents, and restricted cash at beginning of the year	4,406	437,613	3,103	476

Cash and cash equivalents, and restricted cash at end of the year	437,613	3,103	—	—

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO FINANCIAL STATEMENTS
(In thousands of RMB and USD, except for share, and per share data)

1.	BASIS FOR PREPARATION
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries.

2.	INVESTMENT IN SUBSIDIARIES
In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries and schools, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of loss from its subsidiaries and VIEs are reported as the single line item of equity in loss of subsidiaries and VIEs.

3.	CONVENIENCE TRANSLATION
The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from RMB into USD as of and for the year ended December 31,
2020
are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31,
2020
. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31,
2020
, or at any other rate.